Shareholders' (Deficit) Equity - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Equity [Abstract]
Class A Common Stock, authorized (in shares)	800,000,000
Class A Common Stock, par value (in USD per share)	$ 0.01
Preferred stock, authorized (in shares)	10,000,000
Preferred stock, no par value
Class A Common Stock, outstanding (in shares)	298,000,000	310,900,000	333,000,000	366,900,000
Preferred stock, outstanding (in shares)	0